Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Cash And Deposits With Financial Institutions [member]
Cash And Cash Equivalents And Short-term Deposits [line items]
Net of allowances	$ 4	$ 1